Loans Receivable, Net (Schedule of loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually Evaluated For Impairment	$ 0
Collectively Evaluated For Impairment	12,842,896
Total	12,842,896
Financing Receivable, Individually Evaluated for Impairment	2,219,330
Financing Receivable, Collectively Evaluated for Impairment	498,133,381
Total	500,352,711	$ 468,520,411
Residential Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually Evaluated For Impairment	0
Collectively Evaluated For Impairment	1,528,948
Total	1,528,948
Financing Receivable, Individually Evaluated for Impairment	1,284,303
Financing Receivable, Collectively Evaluated for Impairment	77,622,856
Total	78,907,159	86,404,304
Consumer
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually Evaluated For Impairment	0
Collectively Evaluated For Impairment	1,298,655
Total	1,298,655
Financing Receivable, Individually Evaluated for Impairment	161,869
Financing Receivable, Collectively Evaluated for Impairment	55,173,556
Total	55,335,425	56,331,013
Commercial Business
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually Evaluated For Impairment	0
Collectively Evaluated For Impairment	1,165,033
Total	1,165,033
Financing Receivable, Individually Evaluated for Impairment	53,047
Financing Receivable, Collectively Evaluated for Impairment	19,651,815
Total	19,704,862	22,234,189
Commercial Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually Evaluated For Impairment	0
Collectively Evaluated For Impairment	8,850,260
Total	8,850,260
Financing Receivable, Individually Evaluated for Impairment	720,111
Financing Receivable, Collectively Evaluated for Impairment	298,579,536
Total	$ 299,299,647	$ 303,550,905